Business Combinations - Summary of Purchase Price Allocation (Details) - USD ($) $ in Millions	Jul. 17, 2024	May 10, 2024	Mar. 31, 2023
Disclosure Of Business Combinations [Line Items]
Net assets			$ 12
Intangible Assets - Customer Contracts and Relationships			34
Intangible Assets - Vendor Relationships			4
Intangible Assets - Brand			3
Deferred tax liabilities on intangible assets			(10)
Total assets acquired			43
Goodwill			79
Total purchase price			122
InSemi Technology Services Private Limited
Disclosure Of Business Combinations [Line Items]
Net assets		$ 5
Intangible Assets - Customer Contracts and Relationships		7
Intangible Assets - Brand		2
Deferred tax liabilities on intangible assets		(2)
Total assets acquired		12
Goodwill		12
Total purchase price		24
In-tech Holding GmbH
Disclosure Of Business Combinations [Line Items]
Assets	$ 87
Liabilities	(43)
Intangible Assets - Customer Contracts and Relationships	205
Intangible Assets - Brand	18
Deferred tax liabilities on intangible assets	(61)
Goodwill	297
Loan	(118)
Total purchase price	385
Loan repayment	118
Total cash outflow	503
Acquiree Carrying Amount
Disclosure Of Business Combinations [Line Items]
Net assets			12
Total assets acquired			12
Acquiree Carrying Amount | InSemi Technology Services Private Limited
Disclosure Of Business Combinations [Line Items]
Net assets		5
Acquiree Carrying Amount | In-tech Holding GmbH
Disclosure Of Business Combinations [Line Items]
Assets	87
Liabilities	(43)
Loan	(118)
Fair Value Adjustments
Disclosure Of Business Combinations [Line Items]
Intangible Assets - Customer Contracts and Relationships			34
Intangible Assets - Vendor Relationships			4
Intangible Assets - Brand			3
Deferred tax liabilities on intangible assets			(10)
Total assets acquired			$ 31
Fair Value Adjustments | InSemi Technology Services Private Limited
Disclosure Of Business Combinations [Line Items]
Intangible Assets - Customer Contracts and Relationships		7
Intangible Assets - Brand		2
Deferred tax liabilities on intangible assets		$ (2)
Fair Value Adjustments | In-tech Holding GmbH
Disclosure Of Business Combinations [Line Items]
Intangible Assets - Customer Contracts and Relationships	205
Intangible Assets - Brand	18
Deferred tax liabilities on intangible assets	$ (61)